UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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            New York, NY 10022
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Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:       Managing Partner
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Phone:       212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY          08/12/2005
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:        $276,016
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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NAME OF                         TITLE                          VALUE    SHRS OR   SH/  PUT/   INVESTMENT  OTHER
ISSUER                          OF CLASS           CUSIP     (X $1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE SHARED None

AFC ENTERPRISES INC             COM              00104Q107        657    49,855    SH              SOLE            49,855
AMERICAN EXPRESS CO             COM              025816109     13,308   250,000    SH              SOLE           250,000
BENIHANA INC                    COM              082047101         36     2,500    SH              SOLE             2,500
CIGNA CORP                      COM              125509109      8,027    75,000    SH              SOLE            75,000
CHENIERE ENERGY INC             COM NEW          16411R208      3,110   100,000    SH              SOLE           100,000
CHUBB CORP                      COM              171232101     12,842   150,000    SH              SOLE           150,000
CROWN HOLDINGS INC              COM              228368106      8,134   571,600    SH              SOLE           571,600
FIRST REP BK SAN FRANCISCO      COM              336158100      3,261    92,300    SH              SOLE            92,300
HEXCEL CORP                     COM              428291108      1,597    94,400    SH              SOLE            94,400
LOEWS CORP                      COM              540424108     13,896   179,300    SH              SOLE           179,300
MACQUARIE INFRASTRUCTURE CO     SH BEN INT       55607X108      8,548   301,200    SH              SOLE           301,200
MC DONALDS CORP                 COM              580135101     16,650   600,000    SH              SOLE           600,000
MORGAN STANLEY                  COM NEW          617446448     15,741   300,000    SH              SOLE           300,000
MOSAIC CO                       COM              61945A107      7,375   474,000    SH              SOLE           474,000
NRG ENERGY INC                  COM NEW          629377508     11,280   300,000    SH              SOLE           300,000
NEIMAN MARCUS GROUP INC         CL A             640204202      9,692   100,000    SH              SOLE           100,000
NIKE INC                        CL B             654106103     12,990   150,000    SH              SOLE           150,000
ORBITAL SCIENCES CORP           COM              685564106      2,475   250,000    SH              SOLE           250,000
POLO RALPH LAUREN CORP          CL A             731572103     10,890   252,600    SH              SOLE           252,600
PRIDE INTL INC DEL              COM              74153Q102      3,855   150,000    SH              SOLE           150,000
PRIMEDIA INC                    COM              74157K101      2,524   623,300    SH              SOLE           623,300
QUALITY DISTR INC FLA           COM              74756M102        168    19,000    SH              SOLE            19,000
QUIKSILVER INC                  COM              74838C106      3,995   250,000    SH              SOLE           250,000
RAYTHEON CO                     COM NEW          755111507      7,824   200,000    SH              SOLE           200,000
RELIANT ENERGY INC              COM              75952B105     11,142   900,000    SH              SOLE           900,000
ST PAUL TRAVELERS INC           COM              792860108      7,906   200,000    SH              SOLE           200,000
SIERRA HEALTH SVCS INC          COM              826322109      3,466    48,500    SH              SOLE            48,500
SOUTHERN PERU COPPER CORP       COM              843611104      4,284   100,000    SH              SOLE           100,000
TXU CORP                        COM              873168108     16,618   200,000    SH              SOLE           200,000
TALISMAN ENERGY INC             COM              87425E103      9,017   240,000    SH              SOLE           240,000
TIME WARNER INC                 COM              887317105      5,013   300,000    SH              SOLE           300,000
WACHOVIA CORP 2ND NEW           COM              929903102      7,440   150,000    SH              SOLE           150,000
WELLPOINT INC                   COM              94973V107      6,964   100,000    SH              SOLE           100,000
WELLS FARGO & CO NEW            COM              949746101     12,316   200,000    SH              SOLE           200,000
ACE LTD                         ORD              G0070K103      4,485   100,000    SH              SOLE           100,000
AXIS CAPITAL HOLDINGS           SHS              G0692U109      8,490   300,000    SH              SOLE           300,000

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